Note 16 (Tables)	6 Months Ended
Jun. 30, 2024
Tangible Assets [Abstract]
Tangible Assets Breakdown By Type Of Asset [Table Text Block]
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type (Millions of Euros)
	June 2024	December 2023
Property, plant and equipment	9,404	9,046
For own use	8,494	8,295
Land and buildings	6,600	6,405
Work in progress	164	199
Furniture, fixtures and vehicles	6,672	6,424
Right to use assets	2,376	2,212
Accumulated depreciation	(7,149)	(6,738)
Impairment	(170)	(206)
Leased out under an operating lease	910	751
Assets leased out under an operating lease	974	800
Accumulated depreciation	(64)	(49)
Investment property	245	207
Building rental	204	154
Other	1	1
Right to use assets	211	238
Accumulated depreciation	(93)	(110)
Impairment	(77)	(76)
Total	9,650	9,253